Business and credit concentrations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Supplier | Purchases of raw materials
Concentration Risk
Purchases from suppliers	$ 5,289	¥ 36,405	¥ 37,556	¥ 22,283
Percentage of purchases	52.00%	52.00%	49.00%	35.00%
Supplier | Purchases of raw materials | China Bright Group Co. Limited
Concentration Risk
Purchases from suppliers	$ 5,289	¥ 36,405	¥ 37,556	¥ 15,683
Percentage of purchases	52.00%	52.00%	49.00%	25.00%
Supplier | Purchases of raw materials | Hangzhou Baitong Biological Technology Co., Ltd.
Concentration Risk
Purchases from suppliers				¥ 6,600
Percentage of purchases				10.00%
Beijing | Customers | Net revenue
Concentration Risk
Percentage of purchases	28.80%	28.80%	31.60%	36.10%
Guangdong province | Customers | Net revenue
Concentration Risk
Percentage of purchases	58.70%	58.70%	58.80%	55.60%
Zhejiang province | Customers | Net revenue
Concentration Risk
Percentage of purchases	12.50%	12.50%	9.60%	8.30%